                             OCC ACCUMULATION TRUST



                         SCIENCE & TECHNOLOGY PORTFOLIO

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2000






                                                   MANAGED BY
                                                     [Logo]

                             OCC ACCUMULATION TRUST
                         SCIENCE & TECHNOLOGY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2000
                                   (UNAUDITED)

 SHARES                                                                              VALUE
 ------                                                                         --------------
              COMMON STOCK-86.2%
              COMPUTERS-14.1%
     1,800    ASM Lithography Holding N.V.* ................................        $79,425
       300    Brocade Communications Systems, Inc.*.........................         55,045
     1,600    Dell Computer Corp.*..........................................         78,900
       400    EMC Corp. ....................................................         30,775
       500    Redback Networks Inc.*........................................         89,000
     1,000    Sun Microsystems, Inc.*.......................................         90,938
       300    VERITAS Software Corp.*.......................................         33,905
                                                                              --------------
                                                                                    457,988
                                                                              --------------

              DRUGS & MEDICAL PRODUCTS-4.0%
       200    Immunex Corp.*................................................          9,888
       900    MedImmune, Inc.*  ............................................         66,600
       800    PE Corp-PE Biosystems Group...................................         52,700
                                                                              --------------
                                                                                    129,188
                                                                              --------------

              ELECTRONICS-22.6%
     1,200    Applied Materials, Inc.*......................................        108,750
       500    Applied Micro Circuits Corp.*.................................         49,375
     1,000    Atmel Corp.*..................................................         36,875
       300    Broadcom Corp.*...............................................         65,681
       900    Gemstar International Group Ltd.*.............................         55,308
       500    General Motors Corp., (Class H)...............................         43,875
       500    KLA-Tencor Corp.*  ...........................................         29,281
     1,400    Micron Technology, Inc. ......................................        123,287
     1,100    National Semiconductor Corp.*.................................         62,425
       800    QLogic Corp.*.................................................         52,850
       200    Research in Motion Ltd.*......................................          9,050
       400    Texas Instruments, Inc. ......................................         27,475
       800    Xilinx, Inc.*.................................................         66,050
                                                                              --------------
                                                                                    730,282
                                                                              --------------
              FIBER OPTICS-7.9%
       700    CIENA Corp.*..................................................        116,681
       300    E-Tek Dynamics, Inc*..........................................         79,144
       500    JDS Uniphase Corp.*...........................................         59,938
                                                                              --------------
                                                                                    255,763
                                                                              --------------
              HEALTHCARE-0.4%
       200    Gilead Sciences, Inc.*........................................         14,225
                                                                              --------------

              INTERNET-13.6%
       400    Ariba, Inc.*..................................................         39,219
     1,100    BroadVision, Inc.*............................................         55,894
       800    Commerce One, Inc.*...........................................         36,300
       800    Exodus Communications, Inc.*..................................         36,850
       600    i2 Technologies, Inc.*........................................         62,559
       500    Phone.com, Inc.*..............................................         32,563
       800    Portal Software, Inc.*........................................         51,100
       500    TIBCO Software Inc.*..........................................         53,617
       200    VeriSign, Inc.*...............................................         35,300
       300    Yahoo! Inc.*..................................................         37,162
                                                                              --------------



                             OCC ACCUMULATION TRUST
                         SCIENCE & TECHNOLOGY PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2000
                             (UNAUDITED) (CONCLUDED)


 SHARES
 ------                                                                              VALUE
              COMMON STOCKS (CONCLUDED)                                         --------------
              NETWORKING-10.7%
     1,600    Cisco Systems, Inc.*..........................................       $101,700
       600    Extreme Networks, Inc.*.......................................         63,300
       600    Juniper Networks, Inc.*.......................................         87,337
     1,100    Oracle Corp.*.................................................         92,469
                                                                              --------------
                                                                                    344,806
                                                                              --------------
              SOFTWARE-4.0%
       800    Siebel Systems, Inc.*.........................................        130,850
                                                                              --------------

              TELECOMMUNICATION-8.9%
     2,000    Ericsson LM Tel Co., ADR .....................................         40,000
       600    Motorola, Inc.  ..............................................         17,437
       300    Next Level Communications, Inc.*..............................         25,725
       600    Nextel Communications, Inc.*..................................         36,713
       800    NEXTLINK Communications, Inc.*................................         30,350
     2,200    Nokia Corp., ADR  ............................................        109,862
       300    RF Micro Devices, Inc.*.......................................         26,288
                                                                              --------------
                                                                                    286,375
                                                                              --------------

               Total Common Stock (cost-$2,503,293) ........................      2,790,041
                                                                              --------------


 PRINCIPAL
 AMOUNT
 ------
              REPURCHASE AGREEMENT-12.5%
  $406,000    Repurchase Agreement with State Street Bank & Trust Co.,
               dated 6/30/00, 5.85% due 7/3/00, proceeds: $406,198;
               collateralized by Federal National Mortgage
               Association, valued at $414,120; (amortized cost-$406,000)...        406,000
                                                                              --------------

               Total Investments (cost-$2,909,293) ................   98.7%       3,196,041
               Other assets less liabilities ......................    1.3           41,364
                                                                     -------  --------------
              Net Assets ..........................................  100.0%      $3,237,405
                                                                     =======  ==============


-----------------------
 * Non-income producing security.
 ADR - American Depositary Receipt










 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             OCC ACCUMULATION TRUST
                         SCIENCE & TECHNOLOGY PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2000
                                   (UNAUDITED)



ASSETS:
Investments, at value (cost-$2,503,293).....................................                      $2,790,041
Investment in repurchase agreement (amortized cost-$406,000)................                         406,000
Cash .......................................................................                             809
Receivable from investments sold............................................                          41,255
Dividends and interest receivable...........................................                             124
                                                                                         --------------------
    Total Assets............................................................                       3,238,229
                                                                                         --------------------


LIABILITIES:
Accrued expenses............................................................                             824
                                                                                         --------------------
    Total Liabilities.......................................................                             824
                                                                                         --------------------
    Net Assets..............................................................                      $3,237,405
                                                                                         ====================

COMPOSITION OF NET ASSETS:
Beneficial interest shares of $0.01 par value (unlimited number authorized).                      $    3,000
Paid-in-capital in excess of par............................................                       2,997,454
Undistributed net investment income.........................................                             779
Net realized loss on investments............................................                         (50,576)
Net unrealized appreciation of investments..................................                         286,748
                                                                                         --------------------

    Net Assets..............................................................                      $3,237,405
                                                                                         ====================

Shares outstanding..........................................................                         300,045
                                                                                         --------------------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE..............                          $10.79
                                                                                                      ======











 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             OCC ACCUMULATION TRUST
                         SCIENCE & TECHNOLOGY PORTFOLIO
                             STATEMENT OF OPERATIONS
              FOR THE PERIOD APRIL 12, 2000* THROUGH JUNE 30, 2000
                                   (UNAUDITED)



INVESTMENT INCOME:
  Interest .................................................................                    $ 7,085
  Dividends.................................................................                         67
                                                                                     -------------------
   Total investment income..................................................                      7,152
                                                                                     -------------------


EXPENSES:
  Investment advisory fees..................................................                      5,098
  Custodian fees ...........................................................                      1,991
  Miscellaneous.............................................................                         64
                                                                                     -------------------
    Total  expenses.........................................................                      7,153

    Less:  Investment advisory fees waived .................................                       (132)
                expense offset..............................................                       (648)
                                                                                     -------------------

    Net expenses............................................................                      6,373
                                                                                     -------------------

         Net investment income..............................................                        779
                                                                                    -------------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments.........................................                    (50,576)
   Net unrealized appreciation of investments...............................                    286,748
                                                                                     -------------------

      Net realized and unrealized gain on investments.......................                    236,172
                                                                                     -------------------

NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS.............                   $236,951
                                                                                     ===================

----------------------------------------
* Commencement of operations.










 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             OCC ACCUMULATION TRUST
                         SCIENCE & TECHNOLOGY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS
              FOR THE PERIOD APRIL 12, 2000* THROUGH JUNE 30, 2000
                                   (UNAUDITED)



  INVESTMENT OPERATIONS:
  Net investment income.....................................................             $      779
  Net realized loss  on investments.........................................                (50,576)
  Net unrealized appreciation of investments................................                286,748
                                                                                 -------------------
      Net increase in net assets resulting from operations..................                236,951
                                                                                 -------------------

  SHARE TRANSACTIONS:
  Net proceeds from the sale of shares......................................              3,000,454
                                                                                 -------------------
               Total increase in net assets.................................              3,237,405

  NET ASSETS:
  Beginning of period.......................................................                      -
                                                                                 -------------------
  End of period ............................................................             $3,237,405
                                                                                 ===================

  SHARES ISSUED AND REDEEMED:
   Issued...................................................................                300,045
   Issued in reinvestment of dividends and distributions....................                      -
   Redeemed.................................................................                      -
                                                                                 -------------------
       Net increase ........................................................                300,045
                                                                                 ===================

----------------------------------------
* Commencement of operations.










 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             OCC ACCUMULATION TRUST
                         SCIENCE & TECHNOLOGY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
          FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING FOR THE PERIOD
                      APRIL 12, 2000* THROUGH JUNE 30, 2000
                                   (UNAUDITED)


Net asset value, beginning of period............................................       $10.00
                                                                                   -----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................................................         0.00
Net realized and unrealized gain on investments ................................         0.79
                                                                                   -----------
  Total income from investment operations.......................................         0.79
                                                                                   -----------

Net asset value, end of period..................................................       $10.79
                                                                                   ===========

TOTAL RETURN (1)................................................................         7.9%
                                                                                   ===========

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............................................       $3,237
Ratio of expenses to average net assets (2)(3)(4)...............................        1.10%
Ratio of net investment income to average net assets(3)(4)  ....................        0.12%
Portfolio Turnover..............................................................           4%



--------------------------------------------------------------------------------
 *  Commencement of operations.
(1) Total return for a period of less than one year is not annualized.
(2) Inclusive of expenses offset by earnings credits from custodian bank (See 1G in Notes to Financial Statements).
(3) During the fiscal period indicated above, the Adviser waived a portion of its fee and assumed a portion of the Portfolio's operating expenses. If such waiver and assumption had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.12%(annualized) and (0.10%)(annualized), respectively.
(4) Annualized

                             OCC ACCUMULATION TRUST
                         SCIENCE & TECHNOLOGY PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2000
                                   (UNAUDITED)

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

OCC Accumulation Trust (the "Trust") was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest at $0.01 par value. The Trust is comprised of: the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio, the Managed Portfolio, the U.S. Government Income Portfolio, the Mid Cap Portfolio, and the Science & Technology Portfolio (the "Portfolio"). OpCap Advisors (the "Adviser"), a wholly-owned subsidiary of Oppenheimer Capital, serves as the Trust's investment adviser. The accompanying financial statement and notes thereto are those of the Portfolio. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies and qualified pension and retirement plans.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

(A) VALUATION OF INVESTMENTS

Investment securities, other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include current market quotations from a major market maker in the securities and trader-reviewed "matrix" prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

REPURCHASE AGREEMENTS: The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(B) FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no federal income tax provision is required.

                             OCC ACCUMULATION TRUST
                         SCIENCE & TECHNOLOGY PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2000
                             (UNAUDITED) (CONTINUED)


(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES-CONTINUED

(C) INVESTMENT TRANSACTIONS AND OTHER INCOME

Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective method.

(D) DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital or as a tax return of capital.

(E) ALLOCATION OF EXPENSES

Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

(F) USE OF ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) EXPENSE OFFSET

The Portfolio benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits that reduce custodian fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

                             OCC ACCUMULATION TRUST
                         SCIENCE & TECHNOLOGY PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2000
                             (UNAUDITED) (CONCLUDED)

(2) INVESTMENT ADVISORY AND SUB-ADVISORY FEES

The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of 0.80% on the first $400 million of net assets, 0.75% on the next $400 million of net assets and 0.70% thereafter. The Adviser has voluntary agreed to waive that portion of the advisory fee and to assume any necessary expense to limit total operating expenses of the Portfolio to 1.00% of average net assets (net of any expense offset) on an annual basis.

Pursuant to a sub-advisory agreement between the Adviser and PIMCO Equity Advisors (the "Sub-Advisor"), a division of PIMCO Advisors L.P., the Adviser, out of its investment advisory fee, pays the Sub-Adviser a monthly fee at the annual rate of 0.40% for providing investment advisory services to the Portfolio. For the period ended June 30, 2000, the Adviser paid the Sub-Adviser $2,589, of which $965 was payable at June 30, 2000.

(3) INVESTMENTS IN SECURITIES

For federal income tax purposes the cost of securities owned at June 30, 2000 was $2,909,293. Accordingly, net unrealized appreciation of investments of $286,748 was composed of gross appreciation of $454,804 for those investments having an excess of value over cost and gross depreciation of $168,056 for those investments having an excess of cost over value.

For the period ended June 30, 2000, purchases and sales of investment securities, other than short-term securities, aggregated $2,595,124 and $41,255, respectively.

(4) ACQUISITION OF INVESTMENT ADVISER

On May 5, 2000 the general partners of PIMCO Advisors closed the transactions contemplated by the Implementation and Merger Agreement dated as of October 31, 1999 ("Implementation Agreement"), as amended March 3, 2000, with Allianz of America, Inc., Pacific Asset Management LLC, PIMCO Partners LLC, PIMCO Holding LLC, PIMCO Partners, G.P., and other parties to the Implementation Agreement. As a result of completing these transactions, PIMCO Advisors is now majority-owned indirectly by Allianz AG, with subsidiaries of Pacific Life Insurance Company retaining a significant minority interest. Allianz AG is a German based insurer. Pacific Life Insurance Company is a Newport Beach, California based insurer. For the Portfolio, the change of control as a result of the closing of the Implementation Agreement resulted in the automatic termination of the current investment advisory and sub-advisory agreements with OpCap Advisors and PIMCO Equity Advisors, respectively. Prior to the closing of the Implementation Agreement, the Board of Trustees approved new agreements with OpCap Advisors and PIMCO Equity Advisors, respectively, to become effective upon the closing of the Implementation Agreement.

                             OCC ACCUMULATION TRUST
                          1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105


TRUSTEES AND PRINCIPAL OFFICERS
Susan A. Murphy                             President
Joseph M. LaMotta                           Trustee & Chairman
V. Lee Barnes                               Trustee
Paul Y. Clinton                             Trustee
Thomas W. Courtney                          Trustee
Lacy B. Herrmann                            Trustee
Theodore T. Mason                           Trustee
Steven Calabria                             Vice President
Bernard H. Garil                            Vice President
Jeffrey J. Hughes                           Vice President
Eric V. Retzlaff                            Vice President
Kenneth W. Corba                            Vice President and Portfolio Manager
Mark F. Degenhart                           Vice President and Portfolio Manager
Michael F. Gaffney                          Vice President and Portfolio Manager
John C. Giusio, Jr.                         Vice President and Portfolio Manager
Richard J. Glasebrook, II                   Vice President and Portfolio Manager
Colin Glinsman                              Vice President and Portfolio Manager
Louis Goldstein                             Vice President and Portfolio Manager
William Gross                               Vice President and Portfolio Manager
Benjamin D. Gutstein                        Vice President and Portfolio Manager
Vikki Hanges                                Vice President and Portfolio Manager
Elisa A. Mazen                              Vice President and Portfolio Manager
Dennis McKechnie                            Vice President and Portfolio Manager
Jeffrey D. Parker                           Vice President and Portfolio Manager
Brian S. Shlissel                           Treasurer
Elliot M. Weiss                             Secretary

INVESTMENT ADVISER
OpCap Advisors
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER - SCIENCE & TECHNOLOGY
PIMCO Equity Advisors
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of this Trust's prospectus.